Related party transactions (Details)				1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 18, 2023 USD ($)	Dec. 19, 2022 USD ($)	Feb. 28, 2023 tranche	Dec. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Aug. 31, 2024	Aug. 29, 2024	Dec. 17, 2023 USD ($)	Dec. 31, 2021 USD ($) vessel tranche
Related Party Transaction [Line Items]
Repayment of long-term debt from related party								$ 6,000,000.0	$ 0	$ 2,000,000.0
Trade payables							$ 800,000	$ 1,300,000	$ 800,000
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Ownership percentage							40.00%	40.00%	40.00%		40.00%	40.00%
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Related Party Transaction [Line Items]
Number of vessels delivered | vessel										4
Magni Partners Limited
Related Party Transaction [Line Items]
Amounts paid to related party										$ 2,700,000
Related Party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Accounts payables, number of equal tranches | tranche				4
Mark-up margin for performance of services				0.13
Notice period to terminate agreement				1 month
Related Party | Magni Partners Limited
Related Party Transaction [Line Items]
Accounts payable														$ 2,700,000
Accounts payables, number of equal tranches | tranche														4
Accounts payables, number of vessels to be delivered | vessel														4
Amounts to be paid for each delivery														$ 700,000
Related Party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Management Fee Expense							$ 400,000	$ 1,500,000
Trade payables							$ 300,000	300,000	$ 300,000
Related Party | Drew Holdings Limited - Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Facility, amount available to drawdown		$ 10,000,000.0			$ 15,000,000.0			10,000,000.0					$ 15,000,000.0
Proceeds from issuance of long-term debt from related party			$ 1,000,000.0			$ 6,000,000.0				1,000,000.0
Repayment of long-term debt from related party										$ 2,000,000.0
Commitment fee percentage	1.00%
Commitment fee amount								100,000
Interest expense								100,000	$ 0
Credit facility, remaining borrowing capacity								$ 10,000,000.0
Related Party | Drew Holdings Limited - Revolving Credit Facility | Line of Credit | London Inter-Bank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Variable rate (as a percent)					8.00%
Related Party | Drew Holdings Limited - Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Variable rate (as a percent)	6.50%	8.00%
Himalaya Shipping Limited | Related Party | Drew Holdings Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)								29.10%